Discontinued Operations - Summary of Details of Earnings (Loss) from Discontinued Operations Included in Condensed Consolidated Statements of Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Net sales	$ 1,008.8	$ 896.9	$ 1,021.6
Cost of products sold, excluding intangible asset amortization	380.6	304.0	308.9
Intangible asset amortization	86.2	85.5	83.4
Research and development	61.3	49.0	55.2
Selling, general and administrative	480.5	465.0	533.7
Goodwill and intangible asset impairment		142.0
Restructuring and other cost reduction initiatives	3.3	9.7	1.8
Quality remediation	0.2	0.2	0.4
Acquisition, integration, divestiture and related	76.8	12.4	12.7
Other expense (income), net	0.5	(1.6)	(0.2)
(Loss) Earnings from discontinued operations before income taxes	(80.6)	(169.3)	25.7
(Benefit) Provision for income taxes from discontinued operations	(37.2)	(41.1)	12.3
(Loss) Earnings from discontinued operations, net of tax	$ (43.4)	$ (128.2)	$ 13.4